Leases (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2014	$ 20,704,000
Minimum future straight-lined rentals on noncelable leases 2015	18,502,000
Minimum future straight-lined rentals on noncancelable leases 2016	14,781,000
Minimum future straight-lined rentals on noncancelable leases 2017	12,669,000
Minimum future straight-lined rentals on noncelable leases 2018	10,705,000
Minimum future straight-lined rentals on noncelable leases 2019 and subsequent years	$ 38,808,000